Furniture and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Property and equipment consisted of the following at June 30, 2017 and December 31, 2016:

	June 30, 2017	December 31, 2017
	(Unaudited)	(Audited)

Office Equipment	$9,327	$9,327
Furniture and Fixtures	33,578	33,578
Tooling and Production	178,975	136,835
Leasehold Improvements	26,680	—
Total	248,560	179,740
Less: Accumulated Depreciation	(81,539)	(66,135)
Property and Equipment net	$167,021	$113,605

	December 31, 2016	December 31, 2015

Office Equipment	$9,327	$8,096
Furniture and Fixtures	33,578	30,561
Tooling and Production	136,835	128,515
Total	179,740	167,172
Less: Accumulated Depreciation	(66,135)	(39,651)
Property and Equipment - net	$113,605	$127,521